Property and equipment -Depreciation (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
2014	$ 171,691
2015	130,287
2016	105,792
2017	79,616
2018	52,851
Thereafter	97,789
Depreciation expense	$ 638,026